Seward & Kissel llp ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004

TELEPHONE: (212) 574-1200 FACSIMILE: (212) 480-8421 WWW.SEWKIS.COM	901 K STREET, NW WASHINGTON, D.C. 20001 TELEPHONE: (202) 737-8833 FACSIMILE: (202) 737-5184

September 20, 2013

Draft Registration Statement
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:	Scorpio Bulkers Inc.

Ladies and Gentlemen:

On behalf of Scorpio Bulkers Inc., a Marshall Islands corporation (the "Company"), we submit herewith the Company's draft Registration Statement on Form F-4 (the "Draft F-4 Registration Statement") to the staff (the "Staff") of the Securities and Exchange Commission. This letter and the Draft F-4 Registration Statement are being provided to the Staff for non-public, confidential review prior to public filing via EDGAR in accordance with Title I of the Jump Start Our Business Startups (JOBS) Act. The Company did not have any operating revenues for the year ended December 31, 2012, and therefore the Company qualifies as an "emerging growth company" as defined under the JOBS Act.

The Exchange Offer

The Company has completed a private offering in Norway, exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended (the "Securities Act"), in July of 2013 of        common shares (the "Private Placement").  The Company is filing this registration statement on Form F-4 and intends to conduct an exchange offer (the "Exchange Offer") relating to those common shares issued in the Private Placement (other than those common shares held by affiliates of the Company, if any) based on the Exxon-Capital Holdings Corporation (available May 13, 1988) no-action letter and related letters including Corimon C.A. S.A.C.A (available March 22, 1993) (involving American Depositary Shares ("ADSs")) and Vitro, Sociedad Anonima (available November 19, 1991) (involving ADSs).

In addition, concurrently with the Exchange Offer, the Company intends to conduct an initial public offering (the "IPO") in the United States pursuant to a separate registration statement on Form F-1 and to apply for listing of its common shares on the New York Stock Exchange.  The Company has prepared a registration statement on Form F-1.  Based on conversations with the Staff in connection with offerings by issuers not affiliated with the Company, the Company is prepared to file a the draft registration statement relating to the IPO on Form F-1 for concurrent review by the Staff if acceptable to the Staff.

The Company intends to file publicly via EDGAR its Registation Statement on Form F-1 and its Registration Statement on Form F-4, at least 21 days prior to the earlier of (i) commencement of the road show for the IPO; or (ii) the anticipated date of effectivess of the registration statement on Form F-4.  It is intended that concurrently or shortly following its IPO, the Company will commence the offer to exchange the unregistred common shares previously issued in the Private Placement, other than common shares owned by affiliates of the Company, for fungible common shares that have been registered under the Securities Act.

If you have any questions or comments concerning the enclosed, or would like to discuss the timing of the regigstration statement on Form F-1, please feel free to telephone the undersigned at (212) 574-1265 or Keith Billotti at (212) 574-1274.

Very truly yours,

SEWARD & KISSEL LLP

By:
Edward S. Horton